Document and Entity Information	May 23, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 23, 2024
Entity File Number	001-34096
Entity Registrant Name	Dime Community Bancshares, Inc. /NY/
Entity Central Index Key	0000846617
Entity Incorporation, State or Country Code	NY
Entity Tax Identification Number	11-2934195
Entity Address, Address Line One	898 Veterans Memorial Highway
Entity Address, Address Line Two	Suite 560
Entity Address, City or Town	Hauppauge
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11788
City Area Code	631
Local Phone Number	537-1000
Title of 12(b) Security	Common Stock, $0.01 Par Value
Trading Symbol	DCOM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false